NORTHERN CALIFORNIA TAX-EXEMPT FUND
CALIFORNIA TAX-EXEMPT FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income exempt from regular federal income tax and California state personal income tax.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - (USD $)	NORTHERN CALIFORNIA TAX-EXEMPT FUND
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses -		NORTHERN CALIFORNIA TAX-EXEMPT FUND
Management Fees		0.55%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Administration Fees		0.15%
Transfer Agency Fees		0.10%
Other Operating Expenses		0.17%
Total Annual Fund Operating Expenses		0.97%
Expense Reimbursement	[1]	(0.22%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.75%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund. Reimbursed amounts are charged first against "Management Fees" and then, if necessary, against "Other Expenses" to the extent they exceed "Management Fees." The contractual reimbursement arrangement is expected to continue until at least July 31, 2012. After this date, NTI or the Fund may terminate the contractual arrangement. The Fund's Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
NORTHERN CALIFORNIA TAX-EXEMPT FUND	77	287	515	1,170

PORTFOLIO TURNOVER.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 144.16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking high current income exempt from regular federal income tax and California state personal income tax, the Fund will invest in municipal instruments. A municipal instrument is a fixed-income obligation issued by a state, territory and possession of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued, although municipal instruments issued for certain purposes may not be tax exempt. The municipal instruments in which the Fund invests may include:

■	General obligation bonds secured by the issuer's full faith, credit and taxing power;

■	Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities;

■	Industrial development bonds;

■	Moral obligation bonds;

■	Tax-exempt derivative instruments;

■	Stand-by commitments; and

■	Municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions.

The Fund primarily invests in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or of comparable quality as determined by the Investment Adviser). However, it may invest to a limited extent in obligations that are rated below-investment grade (commonly referred to as "junk bonds").

Except in extraordinary circumstances, at least 80% of the Fund's net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative Minimum Tax ("AMT") obligations (also known as "private activity bonds"), which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will not be deemed to be eligible debt instruments for the purposes of determining whether the Fund meets this policy. For shareholders subject to AMT, a limited portion of the Fund's dividends may be subject to federal tax. In addition, under normal circumstances, at least 80% of the Fund's net assets will be invested in instruments that pay income that is exempt from California state personal income tax ("California municipal instruments"). These may include certain securities of issuers located outside the State of California.

During temporary defensive periods, all or any portion of the Fund's assets may be held uninvested or invested in AMT obligations and taxable instruments. The Fund may not achieve its investment objective when this temporary defensive strategy is used.

In buying and selling securities for the Fund, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as general obligation bonds and revenue obligation bonds) that the team believes will provide a favorable return in light of these risks.

The Fund's dollar-weighted average maturity, under normal circumstances, will range between ten and thirty years.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest, to a lesser extent, in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non-hedging purposes.

PRINCIPAL RISKS

MARKET RISK is the risk that the market values of fixed-income securities owned by the Funds may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Fund's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Fund's investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities due to their derivative nature. As a result, investments in structured securities may adversely affect the Fund's net asset value. In some cases it is possible that the Fund may suffer a total loss on its investment in a structured security.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Fund exceeded 100%.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Fund may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

NON-DIVERSIFICATION RISK is the risk that the Fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments, than if it were diversified.

CALIFORNIA-SPECIFIC RISK is the risk that the Fund will be more exposed to risks associated with the negative aspects of California's economy, political system and government financing structures than a fund that invests more widely. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. As of June 2011, California had one of the lowest credit ratings of any state in the country.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

FUND PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund's Web site at www.northernfunds.com or by calling 800-595-9111.

CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2011 is 6.35%. For the periods shown in the bar chart above, the highest quarterly return was 9.39% in the third quarter of 2009, and the lowest quarterly return was (6.44)% in the fourth quarter of 2010.

AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2010)
Average Annual Total Returns -	Inception Date	1-Year	5-Year	10-Year	Since Inception
NORTHERN CALIFORNIA TAX-EXEMPT FUND	Apr. 08, 1997	1.74%	3.35%	4.34%	5.09%
NORTHERN CALIFORNIA TAX-EXEMPT FUND Return after taxes on distributions		1.17%	3.19%	4.10%	4.88%
NORTHERN CALIFORNIA TAX-EXEMPT FUND Return after taxes on distributions and sale of Fund shares		2.58%	3.38%	4.19%	4.89%
NORTHERN CALIFORNIA TAX-EXEMPT FUND Barclays Capital California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.98%	3.67%	4.64%	5.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.